Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total assets	$ 1,287,558,946	$ 1,248,930,129
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	1,173,871,968	1,150,881,924
Preferred stock, 1,000,000 shares authorized, 0 shares issued at 12/31/25, 15 shares issued and outstanding at 12/31/24 ($100,000 liquidation value, per share)	0	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,882,266 and 5,809,035 shares issued at 12/31/25 and 12/31/24, respectively (including 15,924 and 21,187 shares issued 2/1/26 and 2/1/25, respectively)	14,705,665	14,522,588
Additional paid-in capital	40,076,561	38,801,755
Retained earnings	73,021,908	61,623,460
Accumulated other comprehensive loss	(9,611,137)	(15,776,821)
Less: treasury stock, at cost; 299,339 shares at 12/31/25 and 210,101 shares at 12/31/24	(4,506,019)	(2,622,777)
Total shareholders' equity	113,686,978	98,048,205	$ 89,028,814
Total liabilities and shareholders' equity	1,287,558,946	1,248,930,129
Parent Company [Member]
Cash	1,362,262	1,068,972	$ 1,081,158
Investment in subsidiary - Community National Bank	125,522,450	110,120,329
Investment in Capital Trust	387,000	387,000
Income taxes receivable	322,829	330,575
Total assets	127,594,541	111,906,876
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	1,020,563	971,671
Total liabilities	13,907,563	13,858,671
Preferred stock, 1,000,000 shares authorized, 0 shares issued at 12/31/25, 15 shares issued and outstanding at 12/31/24 ($100,000 liquidation value, per share)	0	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,882,266 and 5,809,035 shares issued at 12/31/25 and 12/31/24, respectively (including 15,924 and 21,187 shares issued 2/1/26 and 2/1/25, respectively)	14,705,665	14,522,588
Additional paid-in capital	40,076,561	38,801,755
Retained earnings	73,021,908	61,623,460
Accumulated other comprehensive loss	(9,611,137)	(15,776,821)
Less: treasury stock, at cost; 299,339 shares at 12/31/25 and 210,101 shares at 12/31/24	(4,506,019)	(2,622,777)
Total shareholders' equity	113,686,978	98,048,205
Total liabilities and shareholders' equity	$ 127,594,541	$ 111,906,876